SECURITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities:
Less than 12 months Fair value	$ 168,290	$ 87,638
Less than 12 months Unrealized losses	(1,649)	(455)
12 months or more Fair value	137,615	238,375
12 months or more Unrealized losses	(4,636)	(6,963)
Fair value	305,905	326,013
Unrealized losses	(6,285)	(7,418)
US Government Agencies [Member]
Available-for-sale securities:
Less than 12 months Fair value	70,454	46,977
Less than 12 months Unrealized losses	(425)	(219)
12 months or more Fair value	43,080	104,815
12 months or more Unrealized losses	(1,101)	(2,866)
Fair value	113,534	151,792
Unrealized losses	(1,526)	(3,085)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities:
Less than 12 months Fair value	74,860	21,339
Less than 12 months Unrealized losses	(1,073)	(77)
12 months or more Fair value	90,125	128,935
12 months or more Unrealized losses	(3,486)	(4,052)
Fair value	164,985	150,274
Unrealized losses	(4,559)	(4,129)
States and Political Subdivisions [Member]
Available-for-sale securities:
Less than 12 months Fair value	8,472	14,539
Less than 12 months Unrealized losses	(64)	(142)
12 months or more Fair value	2,556	1,418
12 months or more Unrealized losses	(26)	(8)
Fair value	11,028	15,957
Unrealized losses	(90)	(150)
Held-to-maturity securities:
Less than 12 months Fair value	438
Less than 12 months Unrealized losses	$ (3)
12 months or more Fair value
12 months or more Unrealized losses
Fair value	$ 438
Unrealized losses	(3)
Corporate Bonds [Member]
Available-for-sale securities:
Less than 12 months Fair value	14,504	4,783
Less than 12 months Unrealized losses	(87)	(17)
12 months or more Fair value	1,854	3,207
12 months or more Unrealized losses	(23)	(37)
Fair value	16,358	7,990
Unrealized losses	$ (110)	$ (54)